BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

2.BUSINESS COMBINATIONS

Opendoor Labs Inc. entered into a merger agreement (the “Merger Agreement”) with Social Capital Hedosophia Holdings Corp. II, (“SCH”) on September 15, 2020. Pursuant to the Merger Agreement, Hestia Merger Sub Inc., a newly formed subsidiary of SCH (“Merger Sub”), merged with and into Opendoor Labs Inc. Upon the completion of the transactions contemplated by the terms of the Merger Agreement (the “Closing”) on December 18, 2020, the separate corporate existence of Merger Sub ceased and Opendoor Labs Inc. survived the merger and became a wholly owned subsidiary of SCH. On December 18, 2020, SCH also filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which SCH was domesticated as a Delaware corporation, changing its name from “Social Capital Hedosophia Holdings Corp. II” to “Opendoor Technologies Inc.” These transactions are collectively referred to as the “Business Combination.”

The Business Combination was accounted for as a reverse recapitalization whereby SCH was determined as the accounting acquiree and Opendoor Labs Inc. as the accounting acquirer. This accounting treatment is equivalent to Opendoor Labs Inc. issuing stock for the net assets of SCH, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Operations prior to the Business Combination are those of Opendoor Labs Inc. At the Closing, the Company received consideration of $376.6 million in cash as a result of the reverse recapitalization.

In connection with the Business Combination, SCH entered into subscription agreements with certain investors, whereby it issued 60,005,000 shares of common stock at $10.00 per share (“PIPE Shares”) for an aggregate purchase price of $600.1 million (“PIPE Investment”), which closed simultaneously with the consummation of the Business Combination. Upon the Closing, the PIPE Shares were automatically converted into shares of the Company's common stock on a one-for-one basis.

Upon the Closing, holders of Opendoor Labs common stock received shares of Opendoor Technologies common stock in an amount determined by application of the exchange ratio of 1.618 (“Exchange Ratio”), which was based on Opendoor Labs Inc.’s implied price per share prior to the Business Combination. For periods prior to the Business Combination, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio.

In connection with the Business Combination, the Company incurred approximately $43.6 million of equity issuance costs, consisting of underwriting, legal, and other professional fees, which are recorded to additional paid-in capital as a reduction of proceeds.

OSN acquisition

On September 4, 2019, the Company acquired 100% of the outstanding equity of OS National LLC, including its consolidated subsidiaries (“OSN”). OSN, a company based in Duluth, Georgia, provides settlement, escrow, and title services to consumers, financial institutions, real estate investment trusts, private equity firms, mortgage servicers and institutional investors to facilitate residential and commercial real estate transactions. The Company acquired OSN with the intent of streamlining the home-buying process for its customers by integrating settlement and escrow services into the Company’s existing product offerings. The Company indirectly acquired OSN’s noncontrolling interest in the title companies originally formed as joint ventures between Opendoor and OSN for $4.9 million, which was recorded as an equity transaction. As a result of this business combination, the Company became more vertically integrated with the ability to offer its customers OSN products and create a more seamless home buying experience while reducing its cost structure with respect to real estate transactions.

The acquisition-date fair value of the consideration transferred consisted of the following (in thousands):

Cash consideration	$34,300
Equity consideration – common stock	6,700
Total consideration transferred	$41,000

Acquired intangible assets consist of trademarks and customer relationships valued at $5.1 million and $6.5 million, respectively. The Company amortizes these acquired intangible assets over 5 years.

Open Listings acquisition

On September 10, 2018, the Company acquired 100% of the outstanding equity of Open Listings Co. (now known as OD Homes Brokerage Inc.) (“Open Listings”). Open Listings, a Los Angeles based company, is an online platform that connects self-directed buyers with partner buying agents in an effort to reshape the home buying experience and deliver a lower buyer agent commission by refunding a portion of the agent commission to the buyer. The Company acquired Open Listings with the intent of integrating the Open Listings business model into its business of buying and selling homes. The Open Listings service product has been fully integrated to Opendoor’s services offering under Buy with Opendoor.

The acquisition-date fair value of the consideration transferred consisted of the following (in thousands):

Cash consideration	$9,370
Equity consideration	6,150
Total consideration transferred	$15,520

Acquired intangible assets consist of trademarks, non-competition agreements, customer relationships, and developed technology valued at $0.3 million, $0.1 million, $0.9 million, and $2.9 million, respectively. The Company amortizes these acquired intangible assets over 2 years.

Pro forma financial information

The results of operations for OSN that have been included in the Company’s consolidated financial statements from the September 4, 2019 acquisition date through December 31, 2019 includes revenue of $12.8 million and net loss of $4.2 million. The results of operations for Open Listings that have been included in the Company’s consolidated financial statements from the September 10, 2018 acquisition date through December 31, 2018 includes revenue of $2.0 million and net loss of $2.3 million.

The following unaudited pro forma results of operations have been prepared as though the OSN acquisition and the Open Listings acquisition were completed on January 1, 2018 (in thousands). Pro forma amounts are based on the purchase price allocation of the acquisition and are not necessarily indicative of results that may be reported in the future. Non-recurring pro forma adjustments including acquisition-related costs directly attributable to the business combination transactions are included within the reported pro forma revenue and net loss.

	Years Ended December 31,
(unaudited)	2019	2018
Revenue	$4,763,716	$1,883,129
Net loss	(340,667)	(231,865)